Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	000-56805
Entity Registrant Name	INTEGRATED RAIL & RESOURCES INC. (f/k/a Uinta Infrastructure Group Corp.)
Entity Central Index Key	0002044112
Entity Tax Identification Number	33-1825873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 W. MORSE BOULEVARD
Entity Address, Address Line Two	SUITE 220
Entity Address, City or Town	WINTER PARK
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	435
Local Phone Number	781-1933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false